Schwab Capital Trust
Schwab Fundamental Global Real Estate Index Fund

Portfolio Holdings as of May 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Australia 3.8%
Charter Hall Group	13,092	106,489
Charter Hall Retail REIT	16,782	36,690
Cromwell Property Group	133,245	39,608
Dexus	40,096	181,913
Goodman Group	21,354	479,920
GPT Group	60,553	169,870
HomeCo Daily Needs REIT	9,985	8,083
Mirvac Group	223,446	293,470
National Storage REIT	22,540	33,765
REA Group Ltd.	503	62,904
Region RE Ltd.	39,610	56,466
Scentre Group	278,940	588,594
Stockland	147,876	445,595
Vicinity Ltd.	183,919	240,415
Waypoint REIT Ltd.	23,579	37,221
		2,781,003

Belgium 0.3%
Aedifica SA	741	48,194
Cofinimmo SA	1,302	86,230
Warehouses De Pauw CVA	2,337	68,496
		202,920

Brazil 0.1%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	16,839	61,283
Multiplan Empreendimentos Imobiliarios SA	6,899	29,825
		91,108

Canada 2.4%
Allied Properties Real Estate Investment Trust	7,819	96,895
Altus Group Ltd.	1,259	43,397
Artis Real Estate Investment Trust	14,597	69,507
Boardwalk Real Estate Investment Trust	1,063	54,883
Canadian Apartment Properties REIT	4,960	162,307
Chartwell Retirement Residences	11,603	106,159
Choice Properties Real Estate Investment Trust	8,633	80,443
Colliers International Group, Inc.	679	76,137
Crombie Real Estate Investment Trust	7,971	73,806
Dream Industrial Real Estate Investment Trust	4,413	39,728
First Capital Real Estate Investment Trust	13,866	146,193
FirstService Corp.	732	107,468
Granite Real Estate Investment Trust	1,166	57,678
H&R Real Estate Investment Trust	25,766	173,922
SECURITY	NUMBER OF SHARES	VALUE ($)
Killam Apartment Real Estate Investment Trust	3,842	48,626
NorthWest Healthcare Properties Real Estate Investment Trust	16,530	61,489
RioCan Real Estate Investment Trust	19,135	242,741
SmartCentres Real Estate Investment Trust	6,866	112,641
		1,754,020

China 9.8%
Agile Group Holdings Ltd. *(a)	2,669,000	202,602
A-Living Smart City Services Co. Ltd.	163,000	65,134
C&D International Investment Group Ltd.	31,719	64,155
China Jinmao Holdings Group Ltd.	2,565,000	227,328
China Merchants Shekou Industrial Zone Holdings Co. Ltd., A Shares *	51,100	67,796
China Overseas Grand Oceans Group Ltd.	359,000	97,003
China Overseas Land & Investment Ltd.	663,500	1,257,370
China Resources Land Ltd.	293,000	1,069,232
China Resources Mixc Lifestyle Services Ltd.	2,800	9,789
China SCE Group Holdings Ltd. *	2,763,000	59,788
China Vanke Co. Ltd., A Shares	160,500	182,110
China Vanke Co. Ltd., H Shares	532,500	367,414
Country Garden Holdings Co. Ltd. *(a)(b)	12,287,000	518,479
Country Garden Services Holdings Co. Ltd.	169,900	124,206
Gemdale Corp., A Shares	62,100	36,138
Gemdale Properties & Investment Corp. Ltd.	2,110,000	78,508
Greenland Holdings Corp. Ltd., A Shares *	31,600	8,175
Greentown China Holdings Ltd.	192,500	188,627
Guangzhou R&F Properties Co. Ltd., H Shares *	2,639,822	321,958
Jiayuan International Group Ltd. *(b)	534,000	0
KE Holdings, Inc., ADR	16,402	278,342
KWG Group Holdings Ltd. *	1,404,500	70,491
Logan Group Co. Ltd. *	559,000	51,790
Longfor Group Holdings Ltd.	403,500	640,227
Midea Real Estate Holding Ltd.	80,800	45,283
Poly Developments & Holdings Group Co. Ltd., A Shares	99,800	140,258
Poly Property Group Co. Ltd.	795,000	151,125
Seazen Group Ltd. *	2,022,000	373,459
Seazen Holdings Co. Ltd., A Shares *	33,300	48,679
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., A Shares *	51,500	71,770
Shenzhen Overseas Chinese Town Co. Ltd., A Shares *	112,600	40,094
Shinsun Holdings Group Co. Ltd. *(b)	1,290,000	18,763
Shui On Land Ltd.	320,500	31,147
Sino-Ocean Group Holding Ltd. *(a)	3,842,000	205,179
Yuexiu Property Co. Ltd.	214,359	155,875
Yuexiu Real Estate Investment Trust	57,000	7,162
		7,275,456

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
France 2.0%
Carmila SA	3,291	63,546
Covivio SA	3,456	179,872
Gecina SA	1,751	188,998
ICADE	4,390	135,381
Klepierre SA	11,110	322,478
Mercialys SA	9,323	117,820
Unibail-Rodamco-Westfield	5,542	488,304
		1,496,399

Germany 2.9%
Aroundtown SA *	86,957	205,137
BRANICKS Group AG *(a)	8,869	23,979
Deutsche Wohnen SE	2,094	40,907
Grand City Properties SA *	10,110	123,855
LEG Immobilien SE	3,021	268,670
TAG Immobilien AG *	12,728	198,868
Vonovia SE	40,855	1,284,302
		2,145,718

Hong Kong 6.2%
CK Asset Holdings Ltd.	179,450	710,772
ESR Group Ltd.	10,200	14,389
Fortune Real Estate Investment Trust	79,000	40,313
Hang Lung Properties Ltd.	112,000	102,011
Henderson Land Development Co. Ltd.	85,866	268,672
Hongkong Land Holdings Ltd.	87,927	298,897
Hysan Development Co. Ltd.	40,500	62,795
Kerry Properties Ltd.	125,000	226,050
Link REIT	81,000	341,529
New World Development Co. Ltd.	357,460	388,268
Powerlong Real Estate Holdings Ltd. *(a)	1,671,000	156,850
Sino Land Co. Ltd.	218,204	232,222
Sun Hung Kai Properties Ltd.	121,842	1,177,299
Swire Properties Ltd.	51,600	94,907
Wharf Holdings Ltd.	74,000	220,432
Wharf Real Estate Investment Co. Ltd.	84,400	245,571
		4,580,977

Israel 0.3%
Alony Hetz Properties & Investments Ltd.	6,534	43,579
Azrieli Group Ltd.	803	48,640
G City Ltd. *	17,499	43,590
Melisron Ltd.	157	10,370
Mivne Real Estate KD Ltd.	18,188	42,359
		188,538

Japan 11.9%
Activia Properties, Inc.	24	56,435
Advance Residence Investment Corp.	33	67,970
Aeon Mall Co. Ltd.	12,700	152,771
AEON REIT Investment Corp.	73	61,868
Comforia Residential REIT, Inc.	19	38,887
Daito Trust Construction Co. Ltd.	7,770	820,632
Daiwa House REIT Investment Corp.	63	99,709
Daiwa Office Investment Corp.	18	31,864
Daiwa Securities Living Investments Corp.	53	35,027
Frontier Real Estate Investment Corp.	16	45,553
Fukuoka REIT Corp.	37	38,047
GLP J-Reit	102	84,811
Heiwa Real Estate Co. Ltd.	1,800	43,459
Hulic Co. Ltd.	22,800	211,204
Hulic Reit, Inc.	34	31,219
SECURITY	NUMBER OF SHARES	VALUE ($)
Industrial & Infrastructure Fund Investment Corp.	55	43,890
Invincible Investment Corp.	109	47,383
Japan Excellent, Inc.	58	44,395
Japan Hotel REIT Investment Corp.	102	50,799
Japan Logistics Fund, Inc.	24	41,499
Japan Metropolitan Fund Invest	237	139,590
Japan Prime Realty Investment Corp.	32	66,920
Japan Real Estate Investment Corp.	42	138,497
KDX Realty Investment Corp.	117	112,974
LaSalle Logiport REIT	33	31,006
Mirarth Holdings, Inc.	15,300	46,782
Mitsubishi Estate Co. Ltd.	83,700	1,411,498
Mitsui Fudosan Co. Ltd.	185,800	1,706,955
Mori Hills REIT Investment Corp.	41	34,174
Nippon Accommodations Fund, Inc.	13	52,558
Nippon Building Fund, Inc.	47	175,519
Nippon Kanzai Holdings Co. Ltd.	2,000	32,644
Nippon Prologis REIT, Inc.	48	79,231
NIPPON REIT Investment Corp.	18	38,861
Nomura Real Estate Holdings, Inc.	11,000	283,605
Nomura Real Estate Master Fund, Inc.	162	152,223
NTT UD REIT Investment Corp.	51	38,016
Open House Group Co. Ltd.	6,000	173,592
Orix JREIT, Inc.	92	93,290
Pressance Corp.	700	8,141
Relo Group, Inc.	5,500	55,482
SAMTY Co. Ltd. *(b)	2,200	36,154
Sekisui House REIT, Inc.	112	58,432
Starts Corp., Inc.	4,200	87,628
Sumitomo Realty & Development Co. Ltd.	27,400	857,971
Sun Frontier Fudousan Co. Ltd.	3,600	44,706
Tokyo Tatemono Co. Ltd.	17,400	281,800
Tokyu Fudosan Holdings Corp.	65,200	451,935
United Urban Investment Corp.	112	99,815
		8,837,421

Mexico 0.5%
Corp. Inmobiliaria Vesta SAB de CV	10,234	35,600
FIBRA Macquarie Mexico	31,879	59,732
Fibra Uno Administracion SA de CV	131,339	187,489
Prologis Property Mexico SA de CV	1,190	4,843
TF Administradora Industrial S de Real de CV	30,281	68,231
		355,895

Netherlands 0.2%
Eurocommercial Properties NV	3,126	78,406
Wereldhave NV	3,589	54,826
		133,232

Philippines 0.6%
Ayala Corp.	15,810	160,975
Ayala Land, Inc.	293,132	131,822
Robinsons Land Corp.	159,000	44,199
SM Prime Holdings, Inc.	226,400	104,403
		441,399

Singapore 1.4%
CapitaLand Ascendas REIT	83,188	161,201
CapitaLand Ascott Trust	73,080	48,501
CapitaLand China Trust	58,600	29,084
CapitaLand Integrated Commercial Trust	100,605	146,537
CapitaLand Investment Ltd.	70,738	139,799
City Developments Ltd.	24,800	103,237
ESR-LOGOS REIT	24,600	5,280

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Frasers Logistics & Commercial Trust	57,900	42,524
Keppel DC REIT	6,300	8,421
Manulife U.S. Real Estate Investment Trust *	495,600	33,960
Mapletree Industrial Trust	40,744	66,548
Mapletree Logistics Trust	64,031	63,345
Mapletree Pan Asia Commercial Trust	44,327	40,211
Suntec Real Estate Investment Trust	64,400	51,125
UOL Group Ltd.	28,280	113,205
		1,052,978

South Africa 1.0%
Fortress Real Estate Investments Ltd., Class B	75,445	60,645
Growthpoint Properties Ltd.	379,594	222,078
Hyprop Investments Ltd.	40,319	58,724
NEPI Rockcastle NV	21,293	147,152
Redefine Properties Ltd.	797,114	153,221
Resilient REIT Ltd.	25,090	56,965
Vukile Property Fund Ltd.	82,318	64,286
		763,071

Spain 0.4%
Inmobiliaria Colonial Socimi SA	11,301	76,668
Merlin Properties Socimi SA	19,727	237,792
		314,460

Sweden 0.8%
Castellum AB *	12,951	161,739
Corem Property Group AB, B Shares	7,713	7,076
Fabege AB	8,026	68,631
Fastighets AB Balder, B Shares *	14,293	96,774
Nyfosa AB	1,163	11,889
Pandox AB	3,792	68,663
Sagax AB, B Shares	1,696	44,772
Samhallsbyggnadsbolaget i Norden AB *	147,011	72,455
Samhallsbyggnadsbolaget i Norden AB, D Shares *	9,241	6,476
Wihlborgs Fastigheter AB	9,201	87,532
		626,007

Switzerland 0.8%
Allreal Holding AG	651	110,333
Mobimo Holding AG	248	70,513
PSP Swiss Property AG	855	107,568
Swiss Prime Site AG	2,940	272,305
		560,719

Taiwan 0.5%
Chong Hong Construction Co. Ltd.	3,000	11,252
Farglory Land Development Co. Ltd.	24,000	65,642
Highwealth Construction Corp.	74,986	106,112
Huaku Development Co. Ltd. *	18,000	87,876
Kindom Development Co. Ltd.	36,000	64,041
Ruentex Development Co. Ltd.	54,273	74,906
		409,829

Thailand 0.6%
AP Thailand PCL NVDR	225,761	56,581
Central Pattana PCL NVDR	63,200	98,597
Digital Telecommunications Infrastructure Fund, Class F	213,700	45,039
Land & Houses PCL NVDR	599,611	107,597
SECURITY	NUMBER OF SHARES	VALUE ($)
Sansiri PCL NVDR	1,376,483	59,654
Supalai PCL NVDR	136,682	68,824
		436,292

United Arab Emirates 1.3%
Aldar Properties PJSC	117,358	175,731
Emaar Development PJSC	46,618	94,174
Emaar Properties PJSC	329,165	686,461
		956,366

United Kingdom 2.3%
Assura PLC	69,046	36,617
Big Yellow Group PLC	3,939	63,038
British Land Co. PLC	45,026	253,244
Derwent London PLC	3,712	110,115
Grainger PLC	21,946	69,912
Hammerson PLC	149,538	53,201
Land Securities Group PLC	30,890	259,309
LondonMetric Property PLC	17,995	47,344
Primary Health Properties PLC	33,496	40,028
Rightmove PLC	13,411	92,066
Safestore Holdings PLC	5,352	61,859
Savills PLC	12,652	183,789
Segro PLC	17,719	208,080
Sirius Real Estate Ltd.	41,947	52,553
Tritax Big Box REIT PLC	34,867	70,548
UNITE Group PLC	4,986	59,472
Workspace Group PLC	6,252	42,979
		1,704,154

United States 49.4%
Acadia Realty Trust	4,418	76,166
Agree Realty Corp.	1,006	61,125
Alexander & Baldwin, Inc.	5,649	94,903
Alexandria Real Estate Equities, Inc.	3,919	466,361
American Assets Trust, Inc.	3,012	65,511
American Homes 4 Rent, Class A	5,569	200,707
American Tower Corp.	9,069	1,775,166
Americold Realty Trust, Inc.	7,652	204,079
Anywhere Real Estate, Inc. *	51,962	211,485
Apartment Income REIT Corp.	6,160	238,700
Apple Hospitality REIT, Inc.	12,729	183,807
AvalonBay Communities, Inc.	3,755	723,513
Boston Properties, Inc.	10,735	651,292
Brandywine Realty Trust	34,568	159,358
Brixmor Property Group, Inc.	13,591	305,933
Broadstone Net Lease, Inc.	3,588	55,076
Camden Property Trust	2,929	300,662
CareTrust REIT, Inc.	434	11,097
CBL & Associates Properties, Inc.	3,009	66,499
CBRE Group, Inc., Class A *	15,911	1,401,282
Centerspace	709	48,396
Chatham Lodging Trust	4,220	35,701
Compass, Inc., Class A *	5,332	19,995
COPT Defense Properties	5,830	143,826
CoStar Group, Inc. *	2,512	196,363
Cousins Properties, Inc.	7,993	184,878
Crown Castle, Inc.	13,601	1,394,103
CubeSmart	4,470	189,126
Cushman & Wakefield PLC *	17,140	190,425
DiamondRock Hospitality Co.	16,433	139,188
Digital Realty Trust, Inc.	7,885	1,146,006
DigitalBridge Group, Inc.	19,160	261,342
Diversified Healthcare Trust (c)	105,890	257,313
Douglas Emmett, Inc.	15,196	211,984
Easterly Government Properties, Inc.	4,949	58,596

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
EastGroup Properties, Inc.	546	90,188
Elme Communities	4,940	76,125
Empire State Realty Trust, Inc., Class A	11,135	106,117
EPR Properties	3,499	143,599
Equinix, Inc.	1,423	1,085,721
Equity LifeStyle Properties, Inc.	3,489	219,005
Equity Residential	11,979	778,994
Essential Properties Realty Trust, Inc.	1,855	49,677
Essex Property Trust, Inc.	1,802	468,142
eXp World Holdings, Inc.	3,815	42,766
Extra Space Storage, Inc.	3,559	515,236
Federal Realty Investment Trust	2,557	258,129
First Industrial Realty Trust, Inc.	2,396	112,900
Four Corners Property Trust, Inc.	1,939	47,331
Gaming & Leisure Properties, Inc.	6,160	276,584
GEO Group, Inc. *	22,818	331,774
Getty Realty Corp.	1,140	31,475
Global Net Lease, Inc.	12,998	97,225
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,467	48,836
Healthcare Realty Trust, Inc.	12,337	200,230
Healthpeak Properties, Inc.	28,499	567,130
Highwoods Properties, Inc.	8,942	232,224
Host Hotels & Resorts, Inc.	34,701	622,536
Howard Hughes Holdings, Inc. *	937	62,123
Hudson Pacific Properties, Inc.	30,397	149,249
Independence Realty Trust, Inc.	3,858	64,429
Industrial Logistics Properties Trust	20,571	77,553
Innovative Industrial Properties, Inc.	100	10,778
InvenTrust Properties Corp.	580	14,367
Invitation Homes, Inc.	11,951	415,775
Iron Mountain, Inc.	10,476	845,308
JBG SMITH Properties	9,262	133,373
Jones Lang LaSalle, Inc. *	5,524	1,116,235
Kennedy-Wilson Holdings, Inc.	8,770	89,629
Kilroy Realty Corp.	6,587	220,862
Kimco Realty Corp.	20,108	389,291
Kite Realty Group Trust	4,573	100,240
Lamar Advertising Co., Class A	3,024	357,165
LTC Properties, Inc.	1,511	51,978
LXP Industrial Trust	11,149	94,767
Macerich Co.	20,099	303,897
Marcus & Millichap, Inc.	1,661	53,700
Medical Properties Trust, Inc. (a)	56,098	300,685
Mid-America Apartment Communities, Inc.	3,348	447,661
National Health Investors, Inc.	1,606	106,124
National Storage Affiliates Trust	1,855	67,856
Newmark Group, Inc., Class A	11,801	122,848
NNN REIT, Inc.	4,689	195,860
Office Properties Income Trust	23,137	52,984
Omega Healthcare Investors, Inc.	8,335	269,471
Opendoor Technologies, Inc. *	31,273	68,175
Outfront Media, Inc.	11,676	168,718
Paramount Group, Inc.	31,870	145,009
Park Hotels & Resorts, Inc.	27,262	432,375
Peakstone Realty Trust	1,237	15,339
Pebblebrook Hotel Trust	7,024	99,390
Phillips Edison & Co., Inc.	3,443	109,969
Piedmont Office Realty Trust, Inc., Class A	22,855	166,613
Prologis, Inc.	8,906	984,024
Public Storage	2,602	712,506
Realty Income Corp.	10,548	559,677
Regency Centers Corp.	5,205	319,587
Retail Opportunity Investments Corp.	5,628	70,463
Rexford Industrial Realty, Inc.	1,687	76,522
RLJ Lodging Trust	15,333	153,023
Ryman Hospitality Properties, Inc.	1,051	110,429
Sabra Health Care REIT, Inc.	13,221	192,762
SBA Communications Corp.	1,269	249,587
SECURITY	NUMBER OF SHARES	VALUE ($)
Service Properties Trust	36,309	195,342
Simon Property Group, Inc.	10,749	1,626,431
SITE Centers Corp.	9,985	143,984
SL Green Realty Corp.	9,097	481,868
STAG Industrial, Inc.	3,540	124,112
Sun Communities, Inc.	2,726	321,641
Sunstone Hotel Investors, Inc.	12,834	131,934
Tanger, Inc.	4,097	113,692
Terreno Realty Corp.	897	50,752
UDR, Inc.	8,396	324,254
Uniti Group, Inc.	43,661	137,969
Urban Edge Properties	5,570	98,756
Ventas, Inc.	21,674	1,089,335
Veris Residential, Inc.	3,801	58,117
VICI Properties, Inc.	9,845	282,650
Vornado Realty Trust	20,978	514,381
Welltower, Inc.	13,608	1,410,741
WP Carey, Inc.	5,043	284,425
Xenia Hotels & Resorts, Inc.	9,566	138,611
Zillow Group, Inc., Class A *	951	38,183
Zillow Group, Inc., Class C *	2,777	113,718
		36,561,180
Total Common Stocks (Cost $66,937,337)		73,669,142

INVESTMENT COMPANIES 0.0% OF NET ASSETS

United States 0.0%

iShares Core U.S. REIT ETF	386	20,226
Total Investment Companies (Cost $19,597)		20,226

SHORT-TERM INVESTMENTS 1.5% OF NET ASSETS

Money Market Funds 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (d)(e)	1,126,169	1,126,169
Total Short-Term Investments (Cost $1,126,169)		1,126,169

Total Investments in Securities (Cost $68,083,103)		74,815,537

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Dow Jones U.S. Real Estate Index, expires 06/21/24	8	265,680	(995)
MSCI Emerging Markets Index, expires 06/21/24	3	158,475	(5,489)
			(6,484)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $888,772.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
ETF —	Exchange-Traded Fund
NVDR —	Non-Voting Depositary Receipt
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers and affiliated companies which are or were affiliates during the period ended May 31, 2024. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at February 29, 2024, and/or Value at May 31, 2024, columns means either the issuer was not held or not held as an affiliate at the beginning of period and is no longer held at period end or the issuer is held at period end but is no longer an affiliate.
SECURITY	VALUE AT 2/29/24	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 5/31/24	BALANCE OF SHARES HELD AT 5/31/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

United States 0.3%
Ashford Hospitality Trust, Inc.	$—	$—	($31,880 )	($56,556 )	$43,689	$—	—	$—
Diversified Healthcare Trust	—	—	(139,801)	35,074	(173,384)	257,313	105,890	1,103
Total	$—	$—	($171,681 )	($21,482 )	($129,695 )	$257,313		$1,103

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$39,718,569	$—	$—	$39,718,569
Australia	—	2,781,003	—	2,781,003
Belgium	—	202,920	—	202,920
China	309,489	6,428,725	537,242 *	7,275,456
France	—	1,496,399	—	1,496,399
Germany	—	2,145,718	—	2,145,718
Hong Kong	—	4,580,977	—	4,580,977
Israel	—	188,538	—	188,538
Japan	—	8,801,267	36,154	8,837,421
Netherlands	—	133,232	—	133,232
Philippines	—	441,399	—	441,399
Singapore	5,280	1,047,698	—	1,052,978
South Africa	609,850	153,221	—	763,071
Spain	—	314,460	—	314,460
Sweden	6,476	619,531	—	626,007
Switzerland	—	560,719	—	560,719
Taiwan	76,894	332,935	—	409,829
Thailand	—	436,292	—	436,292
United Kingdom	417,017	1,287,137	—	1,704,154
Investment Companies [1]	20,226	—	—	20,226
Short-Term Investments [1]	1,126,169	—	—	1,126,169
Liabilities
Futures Contracts [2]	(6,484)	—	—	(6,484)
Total	$42,283,486	$31,952,171	$573,396	$74,809,053

*	Level 3 amount shown includes securities determined to have no value at May 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Fundamental Global Real Estate Index Fund
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of the fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the net asset value (NAV) of the fund’s shares and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close

Schwab Fundamental Global Real Estate Index Fund
Notes to Portfolio Holdings (Unaudited) (continued)

hours before the valuation of the fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of May 31, 2024, are disclosed in the fund’s Portfolio Holdings.
REG84516MAY24